Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Entity Registrant Name	ASP Isotopes Inc.
Entity Central Index Key	0001921865
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-2618235
Entity Address Address Line 1	433 Plaza Real
Entity Address Address Line 2	Suite 275
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33432
City Area Code	561
Local Phone Number	709-3034